Trade Receivables - Summary Of Risk Profile Of Trade Receivables From Contracts With Customers (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Estimated total gross carrying amount at default:
Outside parties		$ 92,561	$ 36,919
Expected credit loss		0	0
Current trade receivables	$ 68,477	92,561	36,919
Current [member]
Estimated total gross carrying amount at default:
Outside parties		78,735	27,552
Expected credit loss		0	0
Current trade receivables		78,735	27,552
1 – 30 days [member]
Estimated total gross carrying amount at default:
Outside parties		10,556	7,710
Expected credit loss		0	0
Current trade receivables		10,556	7,710
31 – 60 days [member]
Estimated total gross carrying amount at default:
Outside parties		3,259	1,496
Expected credit loss		0	0
Current trade receivables		3,259	1,496
61 – 90 days [member]
Estimated total gross carrying amount at default:
Outside parties		10	121
Expected credit loss		0	0
Current trade receivables		10	121
> 90 days [member]
Estimated total gross carrying amount at default:
Outside parties		1	40
Expected credit loss		0	0
Current trade receivables		$ 1	$ 40